Income Taxes (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Net operating loss		$ 766,000
Operating loss carryforwards, Expiration date		Dec. 31, 2036
Income tax benefit		$ 260,000
Deferred income tax asset net operating loss carryforwards	$ 40,000	260,000
Deferred tax amount changes in valuation allowance	$ 40,000	$ 220,000